CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		149 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 4,316,525	$ (1,798,142)	$ (2,318,047)	$ (2,644,787)	$ (66,394,096)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	20,978	24,714	32,827	41,610	953,968
Amortization of deferred financing costs	34,247	0	7,611	0	550,327
Amortization of debt discount	342,885	0	12,916	0	3,645,911
(Gain) loss on settlement of debt	(5,322,943)	0	0	0	(7,366)
Mineral claim costs			0	0	343,085
Impairment loss			0	0	16,092,870
Expenses capitalized to debt			0	0	730,174
(Gain) loss on sale of fixed assets			0	12,119	54,572
(Gain) loss on change in fair value of derivative	(396,686)	30,728	31,873	(38,836)	3,667,071
Share based compensation	8,424	281,868	240,622	135,996	4,778,551
Share and warrant based payments			0	0	13,795,973
Common shares issued for third party services	71,500	0	61,938	91,140	153,078
Warrants issued for third party services	6,440	0	29,823	0	29,823
Non-cash other incom from sale of mineral claims			0	0	(1,000,000)
Interest paid through issuance of debt			0	0	282,569
Changes in assets and liabilities:
Prepaid expenses and supplies	(74,005)	(3,466)	(447)	5,489	33,338
Other current assets			(1,000)	0	(8,875)
Other assets			0	0	(25,000)
Certificate of deposit			0	0	(11,435)
Accounts payable and accrued expenses	3,355	122,061	122,780	139,010	268,245
Accrued wages related parties	48,000	55,000	64,000	93,625	340,992
Accrued interest	171,415	363,664	492,442	445,646	1,873,260
Cash flows used in operating activities:	(769,865)	(923,573)	(1,222,662)	(1,718,988)	(19,845,599)
Cash flows from investing activities:
Proceeds from the sale of fixed assets			0	0	407,327
Proceeds from redemption of certificate of deposit			0	3,000	216,232
Purchase of certificate of deposit			0	0	(204,797)
Purchase of equipment	(9,870)	(1,418)	(1,418)	(5,419)	(1,186,111)
Net cash used in investing activities	(9,870)	(1,418)	(1,418)	(2,419)	(767,349)
Cash flows from financing activities:
Payments on long-term debt	(4,146)	(3,772)	(5,090)	(4,630)	(510,036)
Cash paid on deferred financing costs			(15,500)	0	(15,500)
Principal activity on capital lease obligation			0	0	(39,298)
Borrowings on convertible promissory notes	400,000	0
Principal activity on convertible promissory notes			450,000	0	163,773
Proceeds from the issuance of common stock, net of expenses	474,250	752,043	732,043	1,687,884	15,097,802
Proceeds from the sale of convertible promissory notes			0	0	5,772,371
Proceeds from long-term debt	0	150,000	0	0	198,925
Net cash provided by financing activities	870,104	898,271	1,161,453	1,683,254	20,668,037
Increase (decrease) in cash and cash equivalents	90,369	(26,720)	(62,627)	(38,153)	55,089
Cash and cash equivalents, beginning of period	55,089	117,716	117,716	155,869	0
Cash and cash equivalents, end of period	145,458	90,996	55,089	117,716	55,089
Income tax paid	0	0	0	0	0
Interest paid	7,970	1,120	17,595	5,234	209,518
Non-cash financing activities:
Exercise of common stock purchase warrants	0	25	61	206	61
Settlement of accounts payable through issuance of common stock			20,000	0	20,000
Stock subscription receivable	55,673	0
Resolutions of derivative liabilities due to debt conversions	169,474	0
Warrants reclassed to derivative liabilities	520,552	0
Debt discounts due to derivative liabilities	325,030	0
Derivative liability for newly granted warrants	6,440	0
Common stock issued for conversion of debt and interest	279,720	0
Original issue discount	$ 23,750	$ 0	$ 47,500	$ 0	$ 0